Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting
Schedule of details of net sales by groups of products

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Bioscience	3,429,785	3,228,275	3,032,111
Haemoderivatives
Diagnostic
Transfusional medicine	679,692	640,443	667,886
Other diagnostic	23,377	23,540	23,566
Hospital
Fluid therapy and nutrition	47,699	46,210	45,621
Hospital supplies	52,466	52,373	50,624
Bio supplies	66,791	24,387	24,466
Others	18,263	34,602	90,289

Total	4,318,073	4,049,830	3,934,563